Property, Plant and Equipment (Tables)	3 Months Ended	12 Months Ended
	Aug. 31, 2020	May 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

The following is a summary of property, plant, and equipment—at cost, less accumulated depreciation:

	August 31, 2020	May 31, 2020

Leasehold improvements	$52,189	$52,189
Property and equipment	356,314	243,314
Total cost	408,503	295,503
Less accumulated depreciation	(89,905)	(62,770)
Net property plant and equipment	$318,598	$232,713

The following is a summary of property, plant, and equipment—at cost, less accumulated depreciation:

May 31, 2020
Leasehold improvements	52,189
Property and equipment	243,314

Total cost	295,503

Less accumulated depreciation	(62,770)

Net, property plant and equipment	$232,733